UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Eagle Ridge Investment Management, LLC
Address: 274 Riverside, 2nd Floor
         Westport, CT  06880

13F File Number:  028-13340

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John J. Knox III
Title:     Chief Compliance Officer
Phone:     (203) 227-4515

Signature, Place, and Date of Signing:

  /s/ John J. Knox III     Westport, CT     January 27, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    43

Form 13F Information Table Value Total:    $267,616 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579y101     7829    90720 SH       SOLE                    90720        0        0
ABBOTT LABS                    COM              002824100     7766   162101 SH       SOLE                   162101        0        0
ACTIVE POWER INC               COM              00504W100       30    12000 SH       SOLE                    12000        0        0
AFLAC INC                      COM              001055102     6476   114770 SH       SOLE                   114770        0        0
ANADARKO PETE CORP             COM              032511107     5895    77405 SH       SOLE                    77405        0        0
AT&T INC                       COM              00206R102     8128   276666 SH       SOLE                   276666        0        0
AUTOMATIC DATA PROCESSING IN   COM              053015103     6231   134637 SH       SOLE                   134637        0        0
BANK OF AMERICA CORPORATION    COM              060505104     6104   457590 SH       SOLE                   457590        0        0
BANK OF NEW YORK MELLON CORP   COM              064058100     6190   204972 SH       SOLE                   204972        0        0
BARD C R INC                   COM              067383109     5785    63043 SH       SOLE                    63043        0        0
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702      298     3725 SH       SOLE                     3725        0        0
CHEVRON CORP NEW               COM              166764100     7901    86589 SH       SOLE                    86589        0        0
CHIMERA INVT CORP              COM              16934Q109       86    20810 SH       SOLE                    20810        0        0
CISCO SYS INC                  COM              17275r102     5715   282506 SH       SOLE                   282506        0        0
EAGLE ROCK ENERGY PARTNERS L   UNIT             26985r104       93    10500 SH       SOLE                    10500        0        0
EMERSON ELEC CO                COM              291011104     9371   163923 SH       SOLE                   163923        0        0
EXXON MOBIL CORP               COM              30231G102     8864   121225 SH       SOLE                   121225        0        0
GENERAL ELECTRIC CO            COM              369604103     6033   329868 SH       SOLE                   329868        0        0
HALLIBURTON CO                 COM              406216101    11325   277369 SH       SOLE                   277369        0        0
HOME DEPOT INC                 COM              437076102     9211   262720 SH       SOLE                   262720        0        0
INTEL CORP                     COM              458140100     7353   349651 SH       SOLE                   349651        0        0
INVESCO LTD                    SHS              g491bt108     6790   282218 SH       SOLE                   282218        0        0
JPMORGAN CHASE & CO            COM              46625H100     7170   169025 SH       SOLE                   169025        0        0
KOHLS CORP                     COM              500255104     6739   124008 SH       SOLE                   124008        0        0
MICROSOFT CORP                 COM              594918104     6965   249570 SH       SOLE                   249570        0        0
NORFOLK SOUTHERN CORP          COM              655844108     7487   119182 SH       SOLE                   119182        0        0
ORACLE CORP                    COM              68389X105     9789   312744 SH       SOLE                   312744        0        0
PEPSICO INC                    COM              713448108     7617   116590 SH       SOLE                   116590        0        0
PPL CORP                       COM              69351T106     4067   154515 SH       SOLE                   154515        0        0
PROCTER & GAMBLE CO            COM              742718109     9166   142479 SH       SOLE                   142479        0        0
QEP RES INC                    COM              74733v100     4295   118299 SH       SOLE                   118299        0        0
QUALCOMM INC                   COM              747525103     7565   152855 SH       SOLE                   152855        0        0
RAYTHEON CO                    COM NEW          755111507     6562   141609 SH       SOLE                   141609        0        0
SCHWAB CHARLES CORP NEW        COM              808513105     5908   345307 SH       SOLE                   345307        0        0
SEMPRA ENERGY                  COM              816851109     4521    86148 SH       SOLE                    86148        0        0
ST JUDE MED INC                COM              790849103     3607    84372 SH       SOLE                    84372        0        0
STAPLES INC                    COM              855030102     5160   226623 SH       SOLE                   226623        0        0
STATE STR CORP                 COM              857477103     4805   103690 SH       SOLE                   103690        0        0
UNITED TECHNOLOGIES CORP       COM              913017109    10084   128105 SH       SOLE                   128105        0        0
UNITEDHEALTH GROUP INC         COM              91324P102     8707   241136 SH       SOLE                   241136        0        0
URANIUM RES INC                COM PAR $0.001   916901507       43    12500 SH       SOLE                    12500        0        0
US BANCORP DEL                 COM NEW          902973304     5338   197938 SH       SOLE                   197938        0        0
WAL MART STORES INC            COM              931142103     8547   158490 SH       SOLE                   158490        0        0